Current and Deferred Income Tax (Tables)	12 Months Ended
Jun. 30, 2019
Current and Deferred Income Tax [Abstract]
Schedule of income tax
	06.30.19	06.30.18	06.30.17
Current income tax	(91,907)	(313,875)	(1,027,478)
Deferred income tax	4,662,860	4,885,795	1,437,933
Special tax for tax revaluation	(276,301)	-	-
Income tax – gain	4,294,652	4,571,920	410,455

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	30%
Uruguay	0%

Schedule of deferred tax assets and liabilities
	06.30.19	06.30.18
Deferred income tax asset to be recovered after more than 12 months	437,484	125,541
Deferred income tax asset to be recovered within 12 months	1,321,993	1,943,853
Deferred income tax asset	1,759,477	2,069,394

Deferred income tax liabilities to be recovered after more than 12 months	(3,524,123)	(19,223,434)
Deferred income tax liabilities to be recovered within 12 months	(11,304,286)	(577,752)
Deferred income tax liabilities	(14,828,409)	(19,801,186)
Deferred income tax, net	(13,068,932)	(17,731,792)

Schedule of the deferred income tax assets and liabilities
	06.30.18	(Charged) / Credited to the statement of income	06.30.19
Deferred income tax asset
Tax loss carry-forwards	1,327,719	(239,117)	1,088,602
Trade and other payables	634,016	(53,709)	580,307
Other	102,805	(23,387)	79,418
Trading properties	4,854	(4,854)	-
Inflation adjustment	-	11,150	11,150
Subtotal deferred income tax assets	2,069,394	(309,917)	1,759,477

Deferred income tax liabilities
Investment properties	(19,292,807)	6,394,677	(12,898,130)
Investments	(53,375)	(69,581)	(122,956)
Trade and other receivables	(357,623)	(255,855)	(613,478)
Other	(85,496)	29,871	(55,625)
Trade and other payables	(11,885)	7,241	(4,644)
Tax inflation adjustment	-	(1,133,576)	(1,133,576)
Subtotal deferred income tax liabilities	(19,801,186)	4,972,777	(14,828,409)
Deferred income tax liabilities, net	(17,731,792)	4,662,860	(13,068,932)

	06.30.17	(Charged) / Credited to the statement of income	Incorporation as result of business combination (Note 15)	06.30.18
Deferred income tax asset
Other	(1,925)	1,327,647	1,997	1,327,719
Trading properties	740,876	(106,860)	-	634,016
Trade and other payables	131,548	(28,743)	-	102,805
Tax loss carry-forwards	21,027	(16,173)	-	4,854
Subtotal deferred income tax assets	891,526	1,175,871	1,997	2,069,394

Deferred income tax liabilities
Investment properties	(22,858,425)	3,544,550	21,068	(19,292,807)
Investments	(164,262)	110,887	-	(53,375)
Trade and other receivables	(381,869)	24,246	-	(357,623)
Other	(115,896)	30,400	-	(85,496)
Trade and other payables	(11,726)	(159)	-	(11,885)
Subtotal deferred income tax liabilities	(23,532,178)	3,709,924	21,068	(19,801,186)
Deferred income tax liabilities, net	(22,640,652)	4,885,795	23,065	(17,731,792)

Schedule of tax loss carry forward
Jurisdiction	Tax loss carry-forward	Date generated	Date of expiration	Rate
Argentina	333	2015	2020	25%
Argentina	294	2016	2021	25%
Argentina	25,357	2017	2022	25%
Argentina	78,267	2018	2023	25%
Argentina	235,108	2019	2024	25%
	339,359

Schedule of reconciliation of income tax recognized

	06.30.19	06.30.18	06.30.16
Profit for year before income tax at the prevailing tax rate (i)	6,729,712	(3,382,912)	288,210
Tax effects of:
Rate change	154,740	7,357,313	-
Share of profit of associates and joint ventures	(121,314)	217,308	93,011
Result by rate transparency	(71,256)	-	-
Loss from sale of associates and joint ventures	(1,183)	-	-
Special tax, revaluation	(276,301)	-	-
Non-taxable financial dividends	-	190,728	127,957
Non-taxable / non-deductible items	25,696	(11,237)	11,174
Derivative special tax	-	(1,316)	-
Difference between provisions and affidavits	2,597	1,676	-
Minimum presumed income tax	-	(51)	-
Goodwill	(38,705)	-	-
Deferred income tax forecast	(38,835)	-	-
Expiration of carry-forwards	-	-	14,176
Non-taxable results by business combination	-	-	5,370
Others	(6,004)	(291)	7,147
Inflation adjustment for accounting purpose	(1,297,076)	200,702	(136,590)
Deferred income tax asset not recognized	(15,219)	-	-
Inflation adjustment for tax purpose	(752,200)	-	-
Income tax gain	4,294,652	4,571,920	410,455